Cost of Sales, Gross Profit (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost Of Sales Gross Profit
Cost of materials	€ 2,927	€ 3,827	€ 3,636
Increased amount of gross profit	420
Gross profit	€ 26,810	€ 26,390	€ 16,656